Earnings per share (Tables)	12 Months Ended
Jun. 30, 2021
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Summary of Earnings Per Share

	2021	2020	2019
Earnings attributable to BHP shareholders (US$M)
- Continuing operations	11,304	7,956	8,648
- Total	11,304	7,956	8,306
Weighted average number of shares (Million)
- Basic	5,057	5,057	5,180
- Diluted	5,068	5,069	5,193
Basic earnings per ordinary share (US cents)
- Continuing operations	223.5	157.3	166.9
- Total	223.5	157.3	160.3
Diluted earnings per ordinary share (US cents)
- Continuing operations	223.0	157.0	166.5
- Total	223.0	157.0	159.9
Headline earnings per ordinary share (US cents)
- Basic	284.8	171.1	164.9
- Diluted	284.2	170.7	164.5

Summary of Reconciliation of Earnings Attributable to Ordinary Shareholders
Headline earnings is a Johannesburg Stock Exchange defined performance measure and is reconciled from earnings attributable to ordinary shareholders as follows:

	2021	2020	2019
	US$M	US$M	US$M
Earnings attributable to BHP shareholders	11,304	7,956	8,306
Adjusted for:
(Gain)/loss on sales of PP&E, Investments and Operations (1)	(50)	4	(52)
Impairments of property, plant and equipment, financial assets and intangibles	2,633	494	264
Samarco impairment expense	111	95	96
Cerrejón impairment expense	466	–	–
Other (2)	–	48	–
Recycling of re-measurements from equity to the income statement	–	–	(6)
Tax effect of above adjustments	(60)	54	(64)

Subtotal of adjustments	3,100	695	238

Headline earnings	14,404	8,651	8,544

Diluted headline earnings	14,404	8,651	8,544

(1)	Included in other income.

(2)	Mainly represent BHP share of impairment embedded in the statutory income statement of the Group’s equity accounted investments.